Net operating revenue (Tables)	9 Months Ended
Sep. 30, 2022
Net operating revenue [Abstract]
Schedule of net operating revenue
	For the nine-month period ended September 30,
	2022	2021

Gross operating revenue
Goods	42,113	32,912
Services rendered and others	123	80
	42,236	32,992
(-) Revenue deductions
Returns and sales cancellation	(76)	(56)
Taxes	(3,594)	(2,594)
	(3,670)	2,650

Net operating revenue	38,566	30,342